EMPLOYEE BENEFITS (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retirement Benefits [Abstract]
Amount of employee benefits	¥ 31.5	¥ 31.7	¥ 25.8